Organization and Summary of Significant Accounting Policies (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010
Activity related to the repair and maintenance supply parts reserve
Balance, Beginning of Year	$ 695	$ 680	$ 630
Provision Charged to Expense	200	78	78
Amounts Written Off	395	63	28
Balance, End of Year	$ 500	$ 695	$ 680